Finance Lease Receivables (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Schedule of Finance Lease Receivables	Finance lease receivables consists of the following:

	As of December 31,
	2019	2020
	RMB	RMB	US$
Gross investment in finance lease receivables	749,932,364	245,124,532	37,566,978
Less: unearned income	(72,046,860)	(12,191,011)	(1,868,355)

Net investment in finance lease receivables	677,885,504	232,933,521	35,698,623
Less: allowance for finance lease receivables	(39,933,036)	(24,549,329)	(3,762,349)

Finance lease receivables, net	637,952,468	208,384,192	31,936,274

Summary of Nonaccrural Finance Lease Receivables	The following table presents nonaccrual finance lease receivables as of December 31, 2019 and 2020, respectively.

	As of December 31,
	2019	2020
	RMB	RMB	US$
Nonaccrual finance lease receivables	8,370,040	2,252,409	345,197
Less: allowance for nonaccrual financial lease receivables	(1,622,695)	(427,878)	(65,575)

Nonaccrual finance lease receivables, net	6,747,345	1,824,531	279,622

Schedule of Aging of Past-Due Loan Financing Lease Receivables	The following table presents the aging of past-due finance lease receivables as of December 31, 2019:

	1-30 days	31-60 days	61-90 days	90-120 days	120-150 days	150-180 days	Total past due	Current	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Finance lease receivables	33,811,033	13,502,906	8,766,976	4,325,421	2,306,750	1,737,869	64,450,955	613,434,549	677,885,504

The following table presents the aging of
past-due
finance lease receivables as of December 31, 2020:

	1-30 days	31-60 days	61-90 days	90-120 days	120-150 days	150-180 days	Total past due	Current	Total	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	US$
Finance lease receivables	10,435,239	1,655,460	982,419	621,594	637,153	993,662	15,325,527	217,607,994	232,933,521	35,698,623

Schedule of Finance Receivables, Minimum Payments to be Received	The following table presents the future minimum lease payments to be received:

	Less than 1 year	1 – 2 years	2 – 3 years	3 – 4 years	Total
	RMB	RMB	RMB	RMB	RMB
As of December 31, 2019
Finance lease receivables	444,697,424	258,140,571	46,157,291	937,078	749,932,364

	Less than 1 year	1 – 2 years	2 – 3 years	3 – 4 years	Total
	RMB	RMB	RMB	RMB	RMB
As of December 31, 2020
Finance lease receivables	208,218,275	36,167,327	738,930	—	245,124,532

	Less than 1 year	1 – 2 years	2 – 3 years	3 – 4 years	Total
	US$	US$	US$	US$	US$
As of December 31, 2020
Finance lease receivables	31,910,847	5,542,885	113,246	—	37,566,978

Summary of Movement of Allowance for Finance Lease Receivables	Movement of allowance for finance lease receivables for the year ended December 31, 2019 and 2020 are as follows:

	As of December 31,
	2019	2020
	RMB	RMB	US$
Balance at the beginning of the year	28,765,413	39,933,036	6,120,006
Adjustment due to the adoption of ASC 326	—	26,044,003	3,991,418
Additions/(reverse)	30,236,266	(29,287,359)	(4,488,484)
Charge-offs	(19,068,643)	(12,140,351)	(1,860,591)

Balance at the end of the year	39,933,036	24,549,329	3,762,349

Evaluated for impairment on a portfolio basis	39,933,036	24,549,329	3,762,349